BORROWINGS (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and non-current financial debt
Current portion of current borrowings	$ 1,616,544	$ 1,411,178
Non-current portion of non-current borrowings	3,820,071	2,374,802
Total borrowings	5,436,615	3,785,980	$ 6,096,182
Bank overdrafts - principal
Current and non-current financial debt
Current portion of current borrowings	341,241	162,391
Bank and other financial entities loans - principal
Current and non-current financial debt
Current portion of current borrowings	150,645	185,913
Notes - principal
Current and non-current financial debt
Current portion of current borrowings	674,649	855,972
Loans for purchase of equipment
Current and non-current financial debt
Current portion of current borrowings	11,540	8,472
Interest and related expenses
Current and non-current financial debt
Current portion of current borrowings	438,469	198,430
Notes - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	2,104,556	1,716,177
Bank and other financial entities loans - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	631,820	179,116
Loans for purchase of equipment
Current and non-current financial debt
Non-current portion of non-current borrowings	12,623	10,428
Interest and related expenses
Current and non-current financial debt
Non-current portion of non-current borrowings	$ 1,071,072	$ 469,081